Income Taxes (Current and Deferred)	12 Months Ended
Dec. 31, 2018
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Income Taxes (Current and Deferred)

NOTE 11—INCOME TAXES (CURRENT AND DEFERRED)

Income tax receivables

Non-current and current income tax receivables at December 31, 2018 amounted to 339 million euros (173 million euros at December 31, 2017).

Specifically, they consisted of:

•	non-current income tax receivables of 88 million euros (96 million euros at December 31, 2017);

•

current income tax receivables of 251 million euros (77 million euros at December 31, 2017), mainly relating to companies belonging to the Brazil Business Unit (78 million euros) and to the Domestic Business Unit (171 million euros).

Deferred tax assets and deferred tax liabilities

The net balance of 944 million euros at December 31, 2018 (728 million euros at December 31, 2017) breaks down as follows.

	As of December 31,
	2018	2017
	(millions of euros)
Deferred tax assets	1,136	993
Deferred tax liabilities	(192)	(265)

Total	944	728

Deferred tax assets mainly consisted of 917 million euros for the Domestic Business Unit (939 million euros at December 31, 2017) and 177 million euros for the Brazil Business Unit. Compared to December 31, 2017, they rose basically following the recognition of deferred tax assets of around 200 million euros, connected with tax recoverability of prior losses recorded in previous years that became recoverable based on the perspective of profits, of the Brazil Business Unit companies.

Deferred tax liabilities mainly consisted of 155 million euros for Telecom Italia Capital (174 million euros at December 31, 2017) and 25 million euros for the Domestic Business Unit (54 million euros at December 31, 2017).

Since the presentation of deferred tax assets and liabilities in the financial statements takes into account the offsets by legal entity when applicable, the composition of the gross amounts before offsets is presented below:

	As of December 31,
	2018	2017
	(millions of euros)
Deferred tax assets	1,592	1,429
Deferred tax liabilities	(648)	(701)

Total	944	728

The temporary differences which made up this line item at December 31, 2018 and 2017, as well as the movements during 2018 were as follows:

	As of December 31, 2017	IFRS 9 adoption	IFRS 15 adoption	Recognized in profit or loss	Recognized in equity	Change in scope of consolidation and other changes	As of December 31, 2018
	(millions of euros)
Deferred tax assets:
Tax loss carryforwards	32			181		(8)	205
Derivatives	589			(7)	(9)		573
Provision for bad debts	142	27		11		6	186
Provisions	452			(12)		(8)	432
Taxed depreciation and amortization	106			8			114
Other deferred tax assets	108			(23)	(5)	2	82

Total	1,429	27	—	158	(14)	(8)	1,592

Deferred tax liabilities:
Derivatives	(422)			(1)	2		(421)
Business combinations—for step-up of net assets in excess of tax basis	(131)			4		13	(114)
Deferred gains	(2)				2		—
Accelerated depreciation	(14)						(14)
Other deferred tax liabilities	(132)	11	(8)	35		(5)	(99)

Total	(701)	11	(8)	38	4	8	(648)

Total net deferred tax assets (liabilities)	728	38	(8)	196	(10)	—	944

The expirations of deferred tax assets and deferred tax liabilities at December 31, 2018 were as follows:

	Within 1 year	Beyond 1 year	Total at December 31, 2018
	(millions of euros)
Deferred tax assets	383	1,209	1,592
Deferred tax liabilities	(18)	(630)	(648)

Total net deferred tax assets (liabilities)	365	579	944

At December 31, 2018, the TIM Group had unused tax loss carryforwards of 2,163 million euros, mainly relating to the Brazil Business Unit and the company Telecom Italia Finance, with the following expiration dates:

Year of expiration	(millions of euros)
2019	—
2020	—
2021	—
2022	1
2023	—
Expiration after 2023	39
Without expiration	2,123

Total unused tax loss carryforwards	2,163

Unused tax loss carryforwards considered in the calculation of deferred tax assets amounted to 609 million euros at December 31, 2018 (91 million euros at December 31, 2017) and mainly referred to the Brazil Business Unit. Deferred tax assets were recognized as it was considered probable that taxable income will be available in the future against which the tax losses can be utilized.

On the other hand, deferred tax assets of 406 million euros (647 million euros at December 31, 2017) were not recognized on 1,554 million euros of tax loss carryforwards since, at the reporting date, their recoverability was not considered probable.

At December 31, 2018, deferred tax liabilities were not recognized on approximately 1 billion euros of tax-suspended reserves and undistributed earnings of subsidiaries, because the TIM Group is in a position to control the timing of the distribution of those reserves and it is probable that those accumulated earnings will not be distributed in the foreseeable future. The contingent liabilities relating to taxes that should be recognized, if these reserves are distributed, are in any case not significant.

Current income tax payables

Income tax payables amounted to 109 million euros (157 million euros at December 31, 2017). They break down as follows:

	At December 31,
	2018	2017
	(millions of euros)
Income tax payables:
Non-current	42	45
Current	67	112

Total	109	157

Specifically, the non-current portion, amounting to 42 million euros, related entirely to the Brazil Business Unit, while the current portion, amounting to 67 million euros, related primarily to both the Brazil Business Unit (42 million euros) and to the Domestic Business Unit (18 million euros).

Income tax expense

Income tax expense totaled 375 million euros, dropping by 115 million euros compared to 2017 (490 million euros), mainly because of the recognition of deferred tax assets of the Brazil Business Unit (about 200 million euros) connected with tax recoverability of prior losses recognized in the previous years, becoming recoverable based on the perspective of profits of the Business Unit companies.

Income tax expense breaks down as follows:

		2018	2017	2016
		(millions of euros)
Current taxes for the year		547	646	900
Net difference in prior years estimates		24	(6)	(54)

Total current taxes		571	640	846
Deferred taxes		(196)	(150)	34

Total taxes on continuing operations	(A)	375	490	880
Total taxes on Discontinued operations/Non-current assets held for sale	(B)	—	—	48

Total income tax expense for the year	(A+B)	375	490	928

The reconciliation between the theoretical tax expense, using the IRES tax rate in force in Italy (24%), and the effective tax expense for the years ended December 31, 2018, 2017 and 2016 is the follows:

			2018	2017	2016
			(millions of euros)
Profit (loss) before tax from continuing operations			(777)	1,777	2,799
Theoretical income tax from continuing operations			(186)	426	770
Income tax effect on increases (decreases) in variations:
Tax losses of the year not considered recoverable			9	3	17
Tax losses from prior years not recoverable (recoverable) in future years			(225)	(2)	(1)
Non-deductible goodwill impairment charge			621	—	—
Effect of change in IRES tax rate			—	—	25
Prior years’ IRES			25	(26)	(38)
Brazil: different rate compared to theoretical rate in force in Italy			44	34	11
Brazil: incentive on investments in the north-east of the country			(34)	(31)	(31)
Other net differences			(19)	(55)	(26)

Effective income tax recognized in income statement from continuing operations, excluding IRAP tax			235	349	727
IRAP tax			140	141	153

Total effective income tax recognized in income statement from continuing operations	(A	)	375	490	880

Effective income tax recognized in income statement from Discontinued operations/Non-current assets held for sale	(B	)	—	—	48

Total effective income tax recognized in income statements	(A+B	)	375	490	928

For the analysis of the tax burden related to the Profit (loss) before tax from continuing operations, the impact of IRAP tax has not been taken into consideration in order to avoid any distorting effect, since that tax only applies to Italian companies and is calculated on a tax base other than pre-tax profit.